ACCRUED EXPENSES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Schedule of Accrued Expenses
Accrued expenses consist of the following:

	December 31, 2013	September 30, 2014
Accrued commissions	$2,837	$4,005
Accrued royalties	2,230	2,359
Stock option awards liability	2,076	—
Other	1,617	3,131
Total	$8,760	$9,495
Accrued expenses consist of the following:

	December 31,
	2012	2013
Accrued royalties	$1,611	$2,230
Accrued commissions	4,050	2,837
Stock option awards liability	—	2,076
Other	1,780	1,617
	$7,441	$8,760